Supplement dated June 1, 2011 to:

Value Line Asset Allocation Fund, Inc. Prospectus dated August 1, 2010	Value Line Larger Companies Fund, Inc. Prospectus dated May 1, 2011
Value Line Centurion Fund, Inc. Prospectus dated May 1, 2011	Value Line Premier Growth Fund. Inc. Prospectus dated May 1, 2011
Value Line Convertible Fund, Inc. Prospectus dated September 1, 2010	Value Line Strategic Asset Management Trust Prospectus dated May 1, 2011
Value Line Emerging Opportunities Fund, Inc. Prospectus dated August 1, 2010	The Value Line Tax Exempt Fund, Inc. Prospectus dated July 1, 2010
The Value Line Fund, Inc. Prospectus dated May 1, 2011	Value Line U.S. Government Money Market Fund, Inc. Prospectus dated May 1, 2011
Value Line Income & Growth Fund, Inc. Prospectus dated May 1, 2011	Value Line U.S. Government Securities Fund, Inc. Prospectus dated January 1, 2011

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus and all applicable Supplements.

The Funds, the Adviser and the Distributor have moved to new offices.  Effective June 1, 2011, all references in the Prospectus to the old address at 220 East 42nd Street, New York, NY 10017 are replaced with the new office address, 7 Times Square, 21st Floor, New York, NY 10036-6524.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE

Supplement dated June 1, 2011 to:

Value Line Asset Allocation Fund, Inc. Statement of Additional Information dated August 1, 2011	Value Line Larger Companies Fund, Inc. Statement of Additional Information dated May 1, 2011
Value Line Centurion Fund, Inc. Statement of Additional Information dated May 1, 2011	Value Line Premier Growth Fund. Inc. Statement of Additional Information dated May 1, 2011
Value Line Convertible Fund, Inc. Statement of Additional Information dated September 1, 2010	Value Line Strategic Asset Management Trust Statement of Additional Information dated May 1, 2011
Value Line Emerging Opportunities Fund, Inc. Statement of Additional Information dated August 1, 2010	The Value Line Tax Exempt Fund, Inc. Statement of Additional Information dated July 1, 2011
The Value Line Fund, Inc. Statement of Additional Information dated May 1, 2011	Value Line U.S. Government Money Market Fund, Inc. Statement of Additional Information dated May 1, 2011
Value Line Income & Growth Fund, Inc. Statement of Additional Information dated May 1, 2011	Value Line U.S. Government Securities Fund, Inc. Statement of Additional Information dated January 1, 2011

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Statement of Additional Information and all applicable Supplements.

The Funds, the Adviser and the Distributor have moved to new offices.  Effective June 1, 2011, all references in the Statement of Additional Information to the old address at 220 East 42nd Street, New York, NY 10017-5891 are replaced with the new office address, 7 Times Square, 21st Floor, New York, NY 10036-6524.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE